CONTENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Schedule of content assets

Content assets as of December 31, 2018 and 2019 consisted of the following:

	2018	2019	2019
	RUB	RUB	$
Licensed content, net	471	2,992	37.9
Produced content, net
Released, less amortization	16	101	1.3
In production and in development	—	597	7.6
Total	487	3,690	46.8
Less current content assets, net	152	395	5.0
Non-current content assets, net	335	3,295	41.8

Schedule of estimated amortization expense over the next three years for intangible assets

\
	Acquired	Other	Total
	intangible	intangible	intangible
	assets	assets	assets
	RUB	RUB	RUB	$
2020	982	1,197	2,179	27.6
2021	946	703	1,649	20.9
2022	901	366	1,267	16.1
2023	822	179	1,001	12.7
2024	745	32	777	9.9
Thereafter	2,920	—	2,920	37.0
Total	7,316	2,477	9,793	124.2

Content Assets
Finite-Lived Intangible Assets [Line Items]
Schedule of estimated amortization expense over the next three years for intangible assets

	Licensed	Produced	Total
	content	content	content assets
	RUB	RUB	RUB	$
2020	1,308	110	1,418	18.0
2021	1,079	10	1,089	13.8
2022	452	17	469	5.9
Total	2,839	137	2,976	37.7